Employee Retirement Plans - Schedule of Expected Benefit Payments for all Pension Plans and Postretirement Welfare Plans (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	$ 39.2
2017	40.3
2018	41.3
2019	42.4
2020	43.8
2021-2025	230.8
OPEB Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	7.3
2017	7.0
2018	6.9
2019	6.9
2020	6.9
2021-2025	$ 32.9